Provisions - Litigation and other matters (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Provisions	€ 14,571	€ 13,225
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Legal Action Filed Relating To Increase In Rate Of Brazilian Social Contribution Tax On Net Income Member
Disclosure of provision matrix [line items]
Social contribution tax rate on net income before increase	9.00%
Social contribution tax rate on net income after increase	15.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Legal Case Appeal Relating To Deduction Of Expenses In Income Tax (IRPJ and CSLL)
Disclosure of provision matrix [line items]
Provisions	€ 0
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Legal Case Relating To Involved In Administrative And Legal Proceedings Against Several Municipalities
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Legal Case Relating To Tax Deductibility Of Amortization Of Goodwill Arising On Acquisition [Member]
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander (Brasil) S.A | Legal Case Appeal Relating To Deduction Of Expenses In Income Tax (IRPJ and CSLL)
Disclosure of provision matrix [line items]
Provisions	0
Other combined provisions
Disclosure of provision matrix [line items]
Provisions	5,919	5,649
Provisions for taxes
Disclosure of provision matrix [line items]
Provisions	€ 831	€ 864